Inx Token Warrant Liability (Details) - Schedule of changes in the number of INX Token warrants - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in the Number of Inx Token Warrants [Abstract]
Number of tokens, INX Tokens warrants outstanding at beginning of year	5,660,861	5,926,083
Weighted average exercise price, INX Tokens warrants outstanding at beginning of year	$ 0.52	$ 0.066
Number of tokens, INX Token warrants granted	4,388,043	8,685,071
Weighted average exercise price, INX Token warrants granted	$ 0.25	$ 0.292
Number of tokens, INX Token warrants forfeited	(491,833)	(512,933)
Weighted average exercise price, INX Token warrants forfeited	$ 1.4	$ 0.27
Number of tokens, INX Token warrants expired	(50,261)
Weighted average exercise price, INX Token warrants expired	$ 0.03
Number of tokens, INX Token warrants exercised (INX Token issued)	(2,534,618)	(8,437,360)
Weighted average exercise price, INX Token warrants exercised (INX Token issued)	$ 0.06	$ 0.129
Number of tokens, INX Token warrants outstanding at the end of year	6,972,192	5,660,861
Weighted average exercise price, INX Token warrants outstanding at the end of year	$ 0.46	$ 0.52
Number of tokens, INX Token warrants exercisable at the end of year	3,718,955	3,947,861
Weighted average exercise price, INX Token warrants exercisable at the end of year	$ 0.16	$ 0.13